Note 16 - Pension Plan	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
16.	Pension plan

The Company has
one
defined benefit pension plan (the “Plan”), which was assumed in connection with a business acquired during
2016.
The Plan covers eligible employees in the Netherlands and provides old age, survivor, orphan and disability benefits. Effective
December 31, 2016,
enrollment in the Plan was frozen and
no
additional employees are entitled to join the Plan. The Plan is covered by an insurance contract which limits the Company’s exposure to returns below a fixed discount rate.

The following table details the net periodic pension cost of the Plan:
	2017	2016

Gross employer service cost	$1,501	$1,378
Plan participant contributions	(308)	(336)
Interest cost on service cost	27	34
Employer's service cost	1,220	1,076
Interest cost	701	794
Expected net return on plan assets	(640)	(787)
Other costs	166	168
Total employer's pension expense	$1,447	$1,251

The following tables provide reconciliations of projected benefit obligations and plan assets (the net of which represent the Company’s funded status), as well as the funded status, of the Plan.

Change in benefit obligation:	2017	2016

Projected benefit obligation - January 1	$36,659	$31,421
Current service cost	1,220	1,076
Plan participant / third party contributions	308	336
Interest cost	701	794
Benefits paid	(495)	(438)
Curtailment	(125)	-
Foreign exchange	5,204	(969)
Expected projected benefit obligation, December 31	43,473	32,220
Actuarial (gain)/ loss, net of foreign exchange	(1,105)	4,438
Projected benefit obligation - December 31	$42,368	$36,659

Change in plan assets:	2017	2016

Fair value of plan assets - January 1	$33,016	$30,627
Expected net return on plan assets	640	787
Contributions
Employer	609	603
Plan participants	308	336
Benefits paid	(495)	(438)
Other costs	(72)	(168)
Foreign exchange	4,658	(916)
Expected fair value of plan assets - December 31	38,664	30,831
Actuarial gain, net of foreign exchange	149	2,185
Fair value of plan assets - December 31	$38,813	$33,016

Defined benefit pension plan amounts recorded in the Consolidated Balance Sheet are shown in the table below:

	December 31, 2017	December 31, 2016

Present value of accumulated benefit obligation	$(40,142)	$(34,934)
Effect of future compensation increases	(2,226)	(1,724)
Present value of projected benefit obligation	(42,368)	(36,659)
Fair value of plan assets	38,813	33,016
Net liability for pension benefits	$(3,555)	$(3,643)

The following table details the amount recognized in other comprehensive income:

	2017	2016

Actuarial (gain)/loss on remeasurement of projected benefit obligation	$(1,038)	$4,654
Actuarial (gain)/loss on remeasurement of fair value of assets	(234)	(2,292)
Actuarial (gain)/loss on curtailment of benefits from reorganization	(125)	-
Total (gain)/loss recognized in other comprehensive income	$(1,397)	$2,362

The assumptions used in developing the projected benefit obligation as of
December 31
are as follows:

	2017	2016
Discount rate used in determining present values	1.8%	1.8%
Annual increase in future compensation levels	2.0%	2.0%

The assumptions used in determining net periodic cost for the period ended
December 31
are as follows:

	2017	2016
Discount rate used in determining present values	1.8%	1.8%
Annual increase in future compensation levels	2.0%	2.0%
Expected long-term rate of return on assets	1.8%	1.8%

The discount rate assumption used for the Plan was derived from the expected yield of Euro-denominated “AA”-rated corporate bonds with durations consistent with the liabilities of the Plan.

The expected long-term rate of return on assets is based on the current level of return expected on the funds invested or to be invested to provide for the benefits included in the projected benefit obligation. The expected return for each asset class is weighted based on the target asset allocation to develop the expected long-term rate of return on assets assumption for the portfolio.

For the period ended
December 31, 2017
the actual return on assets was
$781
(
2016
-
$3,079
) composed of an expected return on assets of
$640
(
2016
-
$787
) and an actuarial gain of
$140
(
2016
–
$2,292
).

Plan assets measured at fair value and cash are presented in the following table with the overall allocation of assets.

	December 31,	Fair value measurements
	2017	Level 1	Level 2	Level 3

Equity type investments	$3,351	$3,351	$-	$-
Fixed interest type investments:
Government bonds	32,906	32,906	-	-
Cash	102	102	-	-
Other	2,453	-	-	2,453
Total	$38,813	$36,360	$-	$2,453

The Plan’s assets are invested with a
third
party insurance company in the Netherlands that insures the performance of Plan assets. The valuation of the insurance asset is included in the “Other” category in the table above.

The Company expects the following pension benefit payments over the next
10
years:

Year ended December 31
2018	$606
2019	692
2020	722
2021	760
2022	835
2023 - 2027	5,158